Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 6,379,580
Ending balance	6,669,707	$ 6,379,580
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,226,619
Ending balance	4,510,395	4,226,619
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,595,485
Ending balance	2,677,073	2,595,485
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	241,551
Ending balance	230,307	241,551
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	64,326
Ending balance	58,963	64,326
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,481
Ending balance	131,787	136,481
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	207,460
Ending balance	206,058	207,460
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	981,316
Ending balance	1,206,207	981,316
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,688,721	5,309,801
Additions (Reductions)	371,768	378,920
Ending balance	6,060,489	5,688,721
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,429,911	3,429,911
Additions (Reductions)	144,000	0
Ending balance	3,573,911	3,429,911
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,035,107	656,187
Additions (Reductions)	227,768	378,920
Ending balance	1,262,875	1,035,107
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,462,102)	(1,325,752)
Depletion	(87,992)	(136,350)
Impairment charge		0
Ending balance	(1,550,094)	(1,462,102)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(834,426)	(748,492)
Depletion	(62,412)	(85,934)
Impairment charge		0
Ending balance	(896,838)	(834,426)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(382,313)	(361,379)
Depletion	(11,244)	(20,934)
Impairment charge		0
Ending balance	(393,557)	(382,313)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(75,732)	(59,793)
Depletion	(5,363)	(15,939)
Impairment charge		0
Ending balance	(81,095)	(75,732)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(83,948)	(75,707)
Depletion	(4,694)	(8,241)
Impairment charge		0
Ending balance	(88,642)	(83,948)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(31,892)	(27,883)
Depletion	(1,402)	(4,009)
Impairment charge		0
Ending balance	(33,294)	(31,892)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(53,791)	(52,498)
Depletion	(2,877)	(1,293)
Impairment charge		0
Ending balance	(56,668)	(53,791)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,563,244
Ending balance	1,577,424	1,563,244
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	244,465
Ending balance	224,608	244,465
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	490,771
Ending balance	474,215	490,771
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	165,378
Ending balance	157,109	165,378
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	662,630
Ending balance	721,492	662,630
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,983,979	2,887,480
Additions (Reductions)	70,054	96,499
Ending balance	3,054,033	2,983,979
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,256,062	1,159,563
Additions (Reductions)	70,054	96,499
Ending balance	1,326,116	1,256,062
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,420,735)	(1,330,022)
Depletion	(55,874)	(90,713)
Impairment charge		0
Ending balance	(1,476,609)	(1,420,735)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(280,161)	(248,394)
Depletion	(19,857)	(31,767)
Impairment charge		0
Ending balance	(300,018)	(280,161)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(409,572)	(380,813)
Depletion	(16,556)	(28,759)
Impairment charge		0
Ending balance	(426,128)	(409,572)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(137,570)	(123,365)
Depletion	(8,269)	(14,205)
Impairment charge		0
Ending balance	(145,839)	(137,570)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(593,432)	(577,450)
Depletion	(11,192)	(15,982)
Impairment charge		0
Ending balance	(604,624)	(593,432)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	291,993
Ending balance	289,833	291,993
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	213,179
Ending balance	211,019	213,179
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	78,814
Ending balance	78,814	78,814
Palladium interest [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	342,535	263,721
Additions (Reductions)	0	78,814
Ending balance	342,535	342,535
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Ending balance	263,721	263,721
Palladium interest [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	78,814	0
Additions (Reductions)	0	78,814
Ending balance	78,814	78,814
Palladium interest [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(50,542)	(43,054)
Depletion	(2,160)	(7,488)
Impairment charge		0
Ending balance	(52,702)	(50,542)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(50,542)	(43,054)
Depletion	(2,160)	(7,488)
Impairment charge		0
Ending balance	(52,702)	(50,542)
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion		0
Impairment charge		0
Ending balance	0	0
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	67,035
Ending balance	67,035	67,035
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451
Ending balance	9,451	9,451
Platinum Interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	57,584
Ending balance	57,584	57,584
Platinum Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	67,035	9,451
Additions (Reductions)	0	57,584
Ending balance	67,035	67,035
Platinum Interests [member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,451	9,451
Additions (Reductions)	0	0
Ending balance	9,451	9,451
Platinum Interests [member] | Cost [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	57,584	0
Additions (Reductions)	0	57,584
Ending balance	57,584	57,584
Platinum Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion		0
Impairment charge		0
Ending balance		0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion		0
Impairment charge		0
Ending balance		0
Platinum Interests [member] | Accumulated Depletion & Impairment [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Depletion		0
Impairment charge		0
Ending balance		0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	230,689
Ending balance	225,020	230,689
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(162,733)	(42,606)
Depletion	(5,669)	(11,266)
Impairment charge		(108,861)
Ending balance	(168,402)	(162,733)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	6,379,580
Ending balance	6,669,707	6,379,580
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,475,692	8,863,875
Additions (Reductions)	441,822	611,817
Ending balance	9,917,514	9,475,692
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(3,096,112)	(2,741,434)
Depletion	(151,695)	(245,817)
Impairment charge		(108,861)
Ending balance	$ (3,247,807)	$ (3,096,112)